SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total		¥ 570,605	¥ 570,605
Less: accumulated depreciation		(480,363)	(473,246)
Property, plant and equipment, net	$ 12,436	90,242	97,359
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		455,795	455,795
Electronic devices, furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total		11,800	11,800
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total		¥ 103,010	¥ 103,010